Bonds (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Bonds
Bonds at beginning of period		R$ 791,763		R$ 842,996
Additions	[1]	495,726
Payment of interest		(122,244)	[2]	(118,901)
Payment of principal		(500,000)	[2]	(50,885)
Interest accrued		95,512		117,495
Transaction cost of bonds		1,248		1,058
Transfers		0		0
Bonds at end of period		762,005		791,763
Current liabilities
Bonds
Bonds at beginning of period		541,763		93,779
Additions	[1]	0
Payment of interest		(122,244)	[2]	(118,901)
Payment of principal		(500,000)	[2]	(50,885)
Interest accrued		95,512		117,495
Transaction cost of bonds		1,248		1,058
Transfers		248,205		499,217
Bonds at end of period		264,484		541,763
Current Bonds with Related Parties [member]
Bonds
Bonds at beginning of period		13,904		63,325
Additions	[1]	0
Payment of interest		(61,536)	[2]	(40,984)
Payment of principal		0	[2]	(50,885)
Interest accrued		63,494		42,242
Transaction cost of bonds		598		0
Transfers		248,024		206
Bonds at end of period		264,484		13,904
Current Bonds [Member]
Bonds
Bonds at beginning of period		527,859		30,454
Additions	[1]	0
Payment of interest		(60,708)	[2]	(77,917)
Payment of principal		(500,000)	[2]	0
Interest accrued		32,018		75,253
Transaction cost of bonds		650		1,058
Transfers		181		499,011
Bonds at end of period		0		527,859
Non-current liabilities
Bonds
Bonds at beginning of period		250,000		749,217
Additions	[1]	495,726
Payment of interest		0	[2]	0
Payment of principal		0	[2]	0
Interest accrued		0		0
Transaction cost of bonds		0		0
Transfers		(248,205)		(499,217)
Bonds at end of period		497,521		250,000
Non-current Bonds with Related Parties [member]
Bonds
Bonds at beginning of period		250,000		250,206
Additions	[1]	495,726
Payment of interest		0	[2]	0
Payment of principal		0	[2]	0
Interest accrued		0		0
Transaction cost of bonds		0		0
Transfers		(248,205)		(206)
Bonds at end of period		497,521		250,000
Non-current Bonds [Member]
Bonds
Bonds at beginning of period		R$ 0		499,011
Payment of interest				0
Payment of principal				0
Interest accrued				0
Transaction cost of bonds				0
Transfers				(499,011)
Bonds at end of period				R$ 0

[1]	On June 21, 2024, the Company issued simple debentures not convertible into shares, comprised of two series, subject to remunerative interest of 100% of the CDI, plus a spread of 1.35% for the first series, and 1.60% for the second series, per year, in the total amount of R$495,726 (net of issuance costs). The debentures aim to strengthen the Company's capital structure and lengthen the maturity profile of the debt, with the final payment term now set at 59 months.
[2]	We present below the composition of interest and principal payments considering the issues made: